SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Severance Costs		$ 12,525	$ 11,070	$ 13,136
Provision for Doubtful Accounts		388	1,119	1,926
Unrealized Gain (Loss) on Cash Flow Hedging Instruments				$ 139
Redeemable Noncontrolling Interest, Equity, Redemption Value, Total		$ 9,416
Accounting Standards Update 2015-17 [Member] | Current Assets To The Long-Term Assets [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets			5,164
Accounting Standards Update 2015-17 [Member] | Current Liabilities To The Long-Term Liabilities [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets			$ 1,375
Maximum [Member]
Property, Plant and Equipment, Useful Life		7 years
Minimum [Member]
Property, Plant and Equipment, Useful Life		4 years
Magic [Member]
Percentage Of Tax Benefits To Be Realized From Settlements With Taxing Authorities		50.00%
Matrix [Member]
Granted - Number Of Options		2,150,000
Insync [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share	$ 11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4